Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Operating income before income taxes	$ (941,365)	$ 172,375	$ 233,913
Debits (credits) to income that do not represent cash flows
Depreciation and amortization	126,444	127,166	86,817
Provisions for loans and accounts receivable from customers and interbank loans	527,077	441,343	328,266
Provisions and write-offs for assets received in lieu of payment	4,006	18,284	16,132
Provisions for contingencies	3,119	507	1,998
Impairment	814,879	728	28
Net gain on sale of loans and accounts receivable from customers	(6,476)	(14,588)	(1,602)
Income received from Financial instruments at fair value through profit or loss	(64,410)	(92,959)	(74,071)
Income received from sale of Financial instruments at fair value through other comprehensive income	(58,092)	(33,867)	(13,765)
Net interest income	(866,437)	(900,418)	(887,663)
Fee and commission income	(204,378)	(244,196)	(237,956)
Fee and commission expense	63,379	69,792	51,827
Net foreign exchange gain (loss)	74,464	(27,626)	17,965
Net gain on sale of property, plant and equipment	131	(1,593)	(5,212)
Net gain on sale of assets received in lieu of payment	(3,287)	(5,671)	(1,223)
Net gain on sale of assets held for sale	(970)
Net gain on sale of participation in companies		(1,028)	(22)
Increase on deferred tax assets and liabilities	(109,848)	(33,727)	(28,110)
Other charges (credits) that do not represent cash flows	39,014	90,848	50,039
Subtotal	(602,750)	(434,630)	(462,639)
Loans and accounts receivable from customers and interbank loans	745,029	(1,254,664)	(1,610,676)
Investments under resale agreements	(45,109)	33,492	(80,943)
Obligations under repurchase agreements	79,394	(456,157)	594,694
Financial instruments at fair value through profit or loss	17,895	(55,236)	326,131
Financial instruments at fair value through other comprehensive income	(1,749,279)	(941,256)	166,753
Financial instruments at amortized cost	4,039	83,228	3,120
Other assets and liabilities	111,619	(41,251)	(99,717)
Time deposits and other time liabilities	(187,123)	1,499,076	430,141
Deposits and other demand liabilities	1,323,958	572,973	159,296
Foreign borrowings obtained	3,326,628	3,163,543	2,741,786
Repayment of foreign borrowings	(2,450,227)	(2,928,952)	(2,636,867)
Interest paid	(597,602)	(590,814)	(873,121)
Interest received	1,471,570	1,663,507	1,951,250
Net fee and commission income	110,902	171,682	186,258
Taxes paid	(152,593)	(152,681)	(105,683)
Repayment of other borrowings	157	(566)	(4,666)
Proceeds from sale of assets received in lieu of payment	26,247	23,203	10,638
Net cash flows provided by (used in) operating activities	1,432,755	354,497	695,755
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(67,675)	(65,716)	(82,952)
Sales of property, plant and equipment	157	18,263	41,078
Proceeds from sale of assets held for sale	1,550
Payments for investments in subsidiaries		(268,174)
Payments for investments in associates	(338)
Net cash flows provided by (used in) investing activities	(66,306)	(315,627)	(41,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings obtained from the Chilean Central Bank	3,781,200
Payments of borrowings from the Central Bank of Chile	(1,524,000)
Debt instruments issued	408,402	649,321	484,754
Redemption of debt issued	(935,094)	(633,671)	(911,047)
Dividends paid	(127,086)	(51,347)	(22,979)
Payments of lease liabilities	(33,687)	(34,226)
Net cash flows provided by financing activities	1,569,735	(69,923)	(449,272)
Effect of changes in exchange rates	122,133	115,940	83,354
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,058,317	84,887	287,963
Cash and cash equivalents at the beginning of the year	1,447,939	1,363,052	1,075,089
Cash and cash equivalents at end of the year	4,506,256	1,447,939	1,363,052
Net increase (decrease) in cash and cash equivalents	$ 3,058,317	$ 84,887	$ 287,963